Exceptional items - Summary of Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Exceptional Items [line items]
COVID-19 costs		$ (54)	$ (78)
Restructuring		(97)	(60)
Business and asset disposal (including exceptional impairment losses)		14	(154)
Acquisition costs business combinations		(6)	(4)
Zenzele Kabili costs		(73)
Impairment of goodwill	$ (2,500)		(2,500)
Impact on profit from operations		$ (217)	$ (2,796)